Expense Example {- Fidelity Europe Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity Europe Fund - Fidelity Europe Fund	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 108
3 years	337
5 years	585
10 years	$ 1,294